Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Aug. 02, 2015 shares	Jan. 30, 2016 USD ($)	Apr. 29, 2017 USD ($) Store Segment	Apr. 30, 2016 USD ($)	May 02, 2015 USD ($)	Dec. 22, 2014	Jan. 22, 2013	Oct. 04, 2012
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store			633
Number of states the company operated | Store			50
Number of operating segments | Segment			2
Registration amendment dates			Registration Statement on Form S-1, which was filed with the Securities and Exchange Commission (SEC) on February 26, 2015 and was amended on April 29, 2015, June 4, 2015, June 29, 2015, July 13, 2015, July 14, 2015 and July 15, 2015.
Short-term, highly liquid instruments purchased with an original maturity Period			3 months
Net property and equipment			$ 276,122,000	$ 298,580,000
Depreciation expense			117,105,000	134,850,000	$ 139,204,000
Capitalized software costs			75,893,000	79,890,000
Amortizable intangible assets, net of amortization			911,000	1,610,000
Impairment losses on other long lived assets			349,000	3,991,000	366,000
Goodwill			207,381,000	211,276,000	215,197,000
Unamortizable intangible assets			309,294,000	309,294,000	313,134,000
Impairment charges			0	3,840,000	0
Deferred financing fees			6,346,000	7,796,000
Amortization of deferred financing fees			$ 1,950,000	3,276,000	5,477,000
Estimated life of NOOK, years			2 years
Advertising costs			$ 36,420,000	53,569,000	50,210,000
Costs associated with store closings			1,434,000	744,000	1,301,000
Gift card breakage			35,524,000	29,074,000	26,080,000
Gift card liabilities			$ 351,424,000	353,103,000
Software and Software Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life			3 years
Capitalized software costs			$ 18,450,000	31,531,000
Capitalized Computer Software, Accumulated Amortization			$ 23,584,000	30,461,000	27,618,000
Website Development Costs
Summary Of Significant Accounting Policies [Line Items]
Useful Life			7 years
Fixtures and Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives			10 years
Goodwill and Unamortizable Intangible Assets
Summary Of Significant Accounting Policies [Line Items]
Assets accounted as a percentage of Company's total assets			26.70%
Nook
Summary Of Significant Accounting Policies [Line Items]
Recognized over			2 years
Deferred revenue			$ 226,000	160,000
Nook | Minimum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price			0.00%
Nook | Maximum
Summary Of Significant Accounting Policies [Line Items]
Average percent, NOOK's sales price			5.00%
Annual Fee
Summary Of Significant Accounting Policies [Line Items]
Non-refundable, after first 30 days, annual fee			$ 25.00
Publishing contracts
Summary Of Significant Accounting Policies [Line Items]
Unamortizable intangible assets			15,894,000	15,894,000	19,734,000
Impairment charges			3,840,000	3,840,000
Selling and Administrative Expenses
Summary Of Significant Accounting Policies [Line Items]
Impairment losses on other long lived assets			349,000	150,000	366,000
Goodwill impairment loss			$ 0	0	0
Impairment charges		$ 3,840,000
B&N Education, LLC
Summary Of Significant Accounting Policies [Line Items]
Spin-off share distribution for each share of Barnes & Noble common stock held | shares	0.632
Percentage of membership interest following completion of Spin-Off	100.00%
Date of business Spin-Off	Aug. 02, 2015
Spin-Off transaction, record date	Jul. 27, 2015
Percentage of membership interest						100.00%
Microsoft Corporation
Summary Of Significant Accounting Policies [Line Items]
Percentage of non controlling interest								17.60%
Percentage of membership interest								82.40%
Pearson Plc
Summary Of Significant Accounting Policies [Line Items]
Percentage of non controlling interest							5.00%
B&N Retail
Summary Of Significant Accounting Policies [Line Items]
Number of stores | Store			633
Goodwill			$ 207,381,000	$ 211,276,000	$ 215,197,000